Equity Method Investments - Bahrain LNG Joint Venture - Additional Information (Detail) $ in Millions		12 Months Ended
	Dec. 02, 2015 USD ($) Vessel floating_storage_unit ft³	Dec. 31, 2015 floating_storage_unit
Daewoo Shipbuilding & Marine Engineering Co. Ltd. [Member] | Newbuildings [Member] | Liquefied Natural Gas [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels | Vessel	9
Bahrain LNG Joint Venture [Member] | LNG Receiving and Regasification Terminal [Member]
Schedule of Equity Method Investments [Line Items]
Fully built-up cost | $	$ 872
Length of Charter Contract		20 years
Bahrain LNG Joint Venture [Member] | LNG Receiving and Regasification Terminal [Member] | Lease Agreements [Member]
Schedule of Equity Method Investments [Line Items]
Length of Charter Contract	20 years
Bahrain LNG Joint Venture [Member] | Maximum [Member] | LNG Receiving and Regasification Terminal [Member]
Schedule of Equity Method Investments [Line Items]
Capacity of production facility, per day | ft³	800,000,000
Bahrain LNG Joint Venture [Member] | Daewoo Shipbuilding & Marine Engineering Co. Ltd. [Member] | Modified Vessel [Member]
Schedule of Equity Method Investments [Line Items]
Length of Charter Contract	20 years	20 years
Number of floating storage units | floating_storage_unit	1	1
Bahrain LNG Joint Venture [Member] | Nogaholding [Member]
Schedule of Equity Method Investments [Line Items]
Partnership owns percentage in joint venture	30.00%
Bahrain LNG Joint Venture [Member] | Teekay Lng [Member]
Schedule of Equity Method Investments [Line Items]
Partnership owns percentage in joint venture	30.00%
Bahrain LNG Joint Venture [Member] | Samsung [Member]
Schedule of Equity Method Investments [Line Items]
Partnership owns percentage in joint venture	20.00%
Bahrain LNG Joint Venture [Member] | Gic [Member]
Schedule of Equity Method Investments [Line Items]
Partnership owns percentage in joint venture	20.00%